Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Calculation of EPS Basic and Diluted	The following table reflects the income and share data used in the basic and diluted EPS calculations:

EUR'000	2025	2024	2023
Profit attributable to ordinary equity holders of the parent for basic earnings	280,184	65,069	11,498

Thousands	2025	2024	2023
Weighted average number of ordinary shares for basic EPS	350,508	345,979	201,362
Effect of dilution from share-based payments programme	4,182	980	1,861
Weighted average number of ordinary shares adjusted for the effect of dilution¹	354,690	346,959	203,223